Tax Effects of Significant Temporary Differences (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)
Deductible temporary differences:
Allowance for loan losses	₨ 30,732.5	$ 472.0	₨ 19,491.1
Unrealized loss on securities available for sale	2,491.2	38.3	0.0
Investments, others	0.0	0.0	265.2
Derivatives	309.8	4.8	633.2
Employee benefits	1,905.5	29.3	1,666.7
Others	4,718.5	72.4	3,453.0
Deferred tax asset	40,157.5	616.8	25,509.2
Taxable temporary differences:
Property and equipment	434.0	6.7	1,196.1
Loan origination cost	4,957.9	76.1	2,883.5
Investments, others	479.2	7.4	0.0
Unrealized gain on securities available for sale	0.0	0.0	13,367.7
Intangible assets	0.3	0.0	0.7
Deferred tax liability	5,871.4	90.2	17,448.0
Net deferred tax asset (liability)	₨ 34,286.1	$ 526.6	₨ 8,061.2